Income taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The statutory income tax rate for the Group is 25% for the six months ended June 30, 2024 and 2025. The effective income tax rate for the six months ended June 30, 2024 and 2025 differs from the PRC statutory income tax rate of 25%, primarily due to the recognition of full valuation allowance for deferred income tax assets of loss-making entities.